Operating expenses (Other operating income (expenses) excluded) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of attribution of expenses by nature to their function [Line Items]
Disposables	€ (1,243)	€ (1,560)	€ (2,210)
Energy and liquids	(539)	(505)	(504)
Patents	(343)	(506)	(401)
Studies	(10,987)	(19,353)	(17,351)
Maintenance	(846)	(933)	(934)
Fees	(2,548)	(1,226)	(1,530)
IT Systems	(651)	(847)	(824)
Support costs (including taxes)	(722)	(568)	(584)
Personnel costs	(10,680)	(10,981)	(10,072)
Depreciation, amortization and provisions	(1,009)	(1,456)	(1,069)
Other operating expenses	(3,209)	(2,192)	(2,549)
Total operating expenses	(32,779)	(40,127)	(38,028)
Research and development expense
Disclosure of attribution of expenses by nature to their function [Line Items]
Disposables	(1,243)	(1,560)	(2,210)
Energy and liquids	(539)	(505)	(504)
Patents	(343)	(506)	(401)
Studies	(10,987)	(19,353)	(17,351)
Maintenance	(846)	(933)	(934)
Fees	(201)	(239)	(98)
IT Systems	(597)	(793)	(766)
Personnel costs	(7,518)	(8,076)	(7,625)
Depreciation, amortization and provisions	(832)	(1,060)	(890)
Other operating expenses	(608)	(765)	(978)
Total operating expenses	(23,717)	(33,790)	(31,758)
Marketing - business development expenses
Disclosure of attribution of expenses by nature to their function [Line Items]
Fees	(341)		0
IT Systems	(8)	(8)	(9)
Personnel costs	(197)	(202)	(182)
Other operating expenses	(16)	(40)	(34)
Total operating expenses	(563)	(250)	(225)
General and administrative expense
Disclosure of attribution of expenses by nature to their function [Line Items]
Fees	(2,005)	(987)	(1,431)
IT Systems	(46)	(46)	(49)
Support costs (including taxes)	(722)	(568)	(584)
Personnel costs	(2,964)	(2,703)	(2,266)
Depreciation, amortization and provisions	(177)	(396)	(179)
Other operating expenses	(2,585)	(1,387)	(1,536)
Total operating expenses	€ (8,499)	€ (6,087)	€ (6,045)